Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-based Payments
Schedule of share-based payment arrangement expense

In € thousand	June 30, 2024	June 30, 2023
Equity-settled
General population and executives – Employee Stock Option Program (ESOP)	400	3,684
General population - Restricted Stock Units (RSU)	1,198	2,312
General population and executives - Retention and Recognition (RNR)	(18)	—
Executives – Employee Stock Option Program (ESOP) special vesting	230	504
Executives – Restricted Stock Units (RSU)	1,762	1,845
Executives - Performance-based stock awards	(1,040)	1,058
Executives - Time-based stock options (TSO)	294	553
Share-based payment – Vendors	2,190	4,561
Executives – Equity-based annual bonus	(90)	—
Cash-settled
Executives – Cash-based annual bonus	642	—
Total expense	5,568	14,517